UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:  028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas E. Schaller
Title:    President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

   /s/ Douglas E. Schaller          Winston-Salem, NC             11/9/2012
   -----------------------          -----------------             ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           27
                                         -----------

Form 13F Information Table Value Total:  $   114,866
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                         September 30, 2012


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751y106    10118   147835 SH       Sole                   147835
American Int'l Group           COM              026874784    14200   433070 SH       Sole                   433070
Bank of America                COM              060505104     3544   401328 SH       Sole                   401328
Benchmark Bankshares           COM              08160e207      479    28137 SH       Sole                    28137
Berkley WR                     COM              084423102    12675   338100 SH       Sole                   338100
Berkshire Hthwy CL B           COM              084670207     9060   102716 SH       Sole                   102716
Cardinal Bankshares            COM              141478107     2235   151267 SH       Sole                   151267
Everbank Financial             COM              29977g102     1033    75000 SH       Sole                    75000
Expeditors Intl Wash           COM              302130109     1903    52345 SH       Sole                    52345
Goldman Sachs Group            COM              38141g104     1072     9429 SH       Sole                     9429
Google                         COM              38259p508    10812    14330 SH       Sole                    14330
High Point Bank                COM              429706104      456     6907 SH       Sole                     6907
Homefed                        COM              43739d307      388    14927 SH       Sole                    14927
Hometown Bankshares            COM              43787n108       61    14120 SH       Sole                    14120
Howard Hughes                  COM              44267d107     5059    71200 SH       Sole                    71200
Imperial Metals                COM              452892102     2540   200000 SH       Sole                   200000
Intl Business Machines         COM                            1056     5088 SH       Sole                     5088
JC Penney                      COM              708160106     8922   367330 SH       Sole                   367330
Johnson & Johnson              COM              478160104     2461    35707 SH       Sole                    35707
McDonald's                     COM              580135101     4858    52950 SH       Sole                    52950
Metro Bancorp                  COM              59161r101     1093    86250 SH       Sole                    86250
Microsoft                      COM              594918104    11427   383980 SH       Sole                   383980
Republic First Bancorp         COM              760416107     5321  2509894 SH       Sole                  2509894
Solta Medical                  COM              83438k103     1287   410000 SH       Sole                   410000
Target                         COM              87612e106     1533    24150 SH       Sole                    24150
Wells Fargo                    COM              949749610      224     6500 SH       Sole                     6500
Wts Bnk of America Cl A                         060505146     1050   297400 SH       Sole                   297400

